Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

The following table presents a summary of the accrued liabilities by category.

	September 30, 2025	December 31, 2024
	(In thousands)
Payroll and related employee taxes	$2,181	$1,908
Construction in progress	2,191	323
Legal	1,990	99
Financing costs	5,095	—
Other	1,967	741
Total accrued liabilities	$13,424	$3,071